Financial Instruments Carried at Fair Value - Quantitative Information about Fair Value (Level 3) (Detail: Text Values) - Valuation technique unobservable parameters (Level 3) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Non-derivative other financial instruments held at fair value, Included in other financial assets
Other trading assets	€ 157	€ 253
Other financial assets mandatory at fair value through profit or loss	1,000	1,800
Other financial assets	59	123
Liabilities
Included in other financial liabilities
Securities sold under repurchase agreements designated at fair value	€ 61	€ 51